Payments, by Government - 12 months ended Dec. 31, 2025 - CAD ($) $ in Thousands	Taxes	Royalties	Fees	Total Payments
Total	$ 2,700	$ 1,640	$ 260	$ 4,600
CANADA | Ministry of Finance
Total	530			530
CANADA | Ministry of Energy and Resources
Total	510	$ 1,640		2,150
CANADA | Canada Revenue Agency
Total	360			360
UNITED STATES | United States Department of the Interior Bureau of Land Management
Total			$ 260	260
UNITED STATES | Glasscock County Treasurer's Office
Total	100			100
UNITED STATES | Martin County Treasurer's Office
Total	340			340
UNITED STATES | Midland County Treasurer's Office
Total	280			280
UNITED STATES | Reeves County Treasurer's Office
Total	340			340
UNITED STATES | Winkler-Loving Treasurer's Office
Total	$ 240			$ 240